Application of new and revised International Financial Reporting Standards ("IFRSs") - New or revised IFRSs in issue but not yet effective (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019
Application of new and revised International Financial Reporting Standards
Lease expense on non-cancellable operating lease commitments	$ 303.5
Increase (decrease) due to changes in accounting policy | IFRS 16
Application of new and revised International Financial Reporting Standards
Right of use assets		$ 279.7
Lease liabilities		$ 279.7